Other Disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Other Disclosures
Summary of transactions with related parties

	Six-Month Period ended
	June 30,
	2021	2020
	USD `000	USD `000
Purchase of services from NB	41	36
Danish Legal Services	215	207
Consulting Services	—	8

Summary of amounts owed to and owed by related parties

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Amounts owed to related parties	40	4
Amounts owed by related parties	—	—